Bank borrowings - Borrowing detail by currency - (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Borrowings [abstract]
Non-Current Amount	$ 15,774	$ 3,670
Current Amount	62,059	95,297
Total	77,833	98,967
US Dollars
Borrowings [abstract]
Non-Current Amount	13,230
Current Amount	170	1,245
Total	13,400	1,245
Euros
Borrowings [abstract]
Non-Current Amount	2,544
Current Amount	61,889
Total	$ 64,433
Other.
Borrowings [abstract]
Non-Current Amount		3,670
Current Amount		94,052
Total		$ 97,722